Leases - Schedule of Future Minimum Lease Payments Under Operating Leases (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
2020 (excluding the six months ended September 30, 2020)	$ 15,000
2021	123,600	$ 120,000
2022	127,300	123,600
2023	131,150	127,300
Thereafter
Total lease payment	397,050	547,083
Less: Imputed interest	(50,889)	(87,711)
Operating lease liabilities	346,161	459,372
Operating lease liability - current	89,903	86,372
Operating lease liability - non-current	$ 256,258	$ 373,000